LEASES	6 Months Ended
Dec. 31, 2019
LEASES
LEASES

NOTE 14 - LEASES

Effective July 1, 2019, the Company adopted the new lease accounting standard using the optional transition method which allowed the Company to continue to apply the guidance under the lease standard in effect at the time in the comparative periods presented. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company has also elected the practical expedient allowing the Company to not separate the lease and non-lease components for all classes of underlying assets. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities of ¥1,228,963 ($176,372) and ¥1,228,963 ($176,372), respectively, as of July 1, 2019 with no impact on accumulated deficit. Financial position for reporting periods beginning on or after July 1, 2019, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with previous guidance.

The Company leases office spaces and factories under non-cancelable operating leases, with terms ranging from one to three years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31, 2019
	RMB	U.S. Dollars
Rights of use lease assets	¥532,491	$76,420

Operating lease liabilities – current	640,491	91,919
Operating lease liabilities – non-current	—	—
Total operating lease liabilities	¥640,491	$91,919

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2019:

December 31,
2019
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.42
Weighted average discount rate	5%

Rent expense were ¥1,249,655 and ¥1,216,704 ($174,613) for the six months ended December 31, 2018 and 2019, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2019:

	December 31, 2019
	RMB	U.S. Dollars
2020	¥646,000	$92,710
Total lease payments	646,000	92,710
Less: imputed interest	(5,509)	(791)
Present value of lease liabilities	¥640,491	$91,919